GOODWILL - Goodwill by Segment (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Goodwill	$ 5,218	$ 2,411
Business services
Disclosure of operating segments [line items]
Goodwill	2,514	1,306
Infrastructure services
Disclosure of operating segments [line items]
Goodwill	470	760
Industrials
Disclosure of operating segments [line items]
Goodwill	$ 2,234	$ 345